Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories

Inventories consist of the following:

	December 31,
	2013	2014
Components and raw materials	78,579	69,709
Work in process	31,442	30,040
Finished goods	20,073	45,064
Total inventories, gross	130,094	144,813
Allowance for obsolescence	(25,627)	(21,350)
Total inventories, net	104,467	123,463

The changes in the allowance for obsolescence and/or lower market value are as follows:

	2013	2014
Balance at beginning of year	(65,287)	(25,627)
Deconsolidation ASMPT	39,146	—
Charged to cost of sales	(8,648)	(2,282)
Utilization	6,464	8,514
Foreign currency translation effect	2,698	(1,955)
Balance at end of year	(25,627)	(21,350)

The addition for the years 2013 and 2014 mainly relate to inventory items which were ceased to be used due to technological developments and design changes which resulted in in obsolescence of certain parts.

On December 31, 2014, an increase of our overall estimate for obsolescence and lower market value by 10% of our total inventory balance would result in an additional charge to cost of sales of €15 million.

The cost of inventories recognized as costs and included in cost of sales amounted to €246.0 million (2013: €207.9 million).